Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Earnings Per Share Explanatory [Abstract]
Earnings Per Share Explanatory [Text Block]
As expressed, earnings per share are detailed as follows:

Basic earnings per share	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$

Earnings (losses) attributable to owners of the parent	427,697	278,290	236,889

	12/31/2017 Units	12/31/2016 Units	12/31/2015 Units
Number of common shares in circulation	263,196,524	263,196,524	263,196,524

	12/31/2017	12/31/2016	12/31/2015

Basic earnings per share (US$ per share)	1.6250	1.05732	0.84